PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 6,794,404	$ 7,342,327	$ 7,796,003